Quarterly Report
September 30, 2019
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 4.0%
Boeing Co.	726	$276,221
Honeywell International, Inc.	7,118	1,204,366
Huntington Ingalls Industries, Inc.	1,883	398,800
Northrop Grumman Corp.	2,616	980,451
United Technologies Corp.	5,277	720,416
		$3,580,254
Alcoholic Beverages – 1.3%
Ambev S.A., ADR	64,315	$297,135
China Resources Beer Holdings Co. Ltd.	88,000	468,236
Constellation Brands, Inc., “A”	1,955	405,233
		$1,170,604
Apparel Manufacturers – 2.8%
Adidas AG	2,870	$893,558
LVMH Moet Hennessy Louis Vuitton SE	2,151	854,916
NIKE, Inc., “B”	7,856	737,835
		$2,486,309
Automotive – 0.2%
IAA, Inc. (a)	3,557	$148,434
Brokerage & Asset Managers – 3.3%
Blackstone Group, Inc.	13,579	$663,199
CME Group, Inc.	3,782	799,288
TD Ameritrade Holding Corp.	15,813	738,467
TMX Group Ltd.	8,902	768,279
		$2,969,233
Business Services – 4.8%
Accenture PLC, “A”	3,606	$693,614
Cognizant Technology Solutions Corp., “A”	7,719	465,185
Fidelity National Information Services, Inc.	7,471	991,850
Fiserv, Inc. (a)	11,769	1,219,151
Global Payments, Inc.	6,056	962,904
		$4,332,704
Cable TV – 0.9%
Comcast Corp., “A”	17,156	$773,392
Chemicals – 0.4%
FMC Corp.	4,301	$377,112
Computer Software – 5.9%
Adobe Systems, Inc. (a)	3,825	$1,056,656
Cadence Design Systems, Inc. (a)	8,792	580,975
Microsoft Corp. (s)	17,920	2,491,418
Salesforce.com, Inc. (a)	7,672	1,138,832
		$5,267,881
Computer Software - Systems – 2.0%
Apple, Inc.	1,840	$412,105
Constellation Software, Inc.	682	681,125
Fujitsu Ltd.	6,100	489,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Square, Inc., “A” (a)	3,702	$229,339
		$1,812,494
Construction – 3.2%
Masco Corp.	12,454	$519,083
Sherwin-Williams Co.	1,641	902,336
Techtronic Industries Co. Ltd.	59,000	414,059
Toll Brothers, Inc.	11,622	477,083
Vulcan Materials Co.	3,957	598,457
		$2,911,018
Consumer Products – 1.0%
Kao Corp.	6,300	$467,228
Reckitt Benckiser Group PLC	6,020	469,576
		$936,804
Consumer Services – 1.0%
51job, Inc., ADR (a)	4,034	$298,516
Booking Holdings, Inc. (a)	291	571,119
		$869,635
Electrical Equipment – 1.9%
HD Supply Holdings, Inc. (a)	11,498	$450,434
Schneider Electric SE	10,257	899,959
TE Connectivity Ltd.	4,038	376,261
		$1,726,654
Electronics – 2.9%
Analog Devices, Inc.	7,548	$843,338
NXP Semiconductors N.V.	4,850	529,232
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	960,229
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,763	314,344
		$2,647,143
Energy - Independent – 1.7%
ConocoPhillips	12,054	$686,837
Marathon Petroleum Corp.	7,002	425,372
Oil Search Ltd.	82,436	409,246
		$1,521,455
Energy - Integrated – 2.3%
BP PLC	122,393	$776,218
Galp Energia SGPS S.A., “B”	37,011	557,703
Suncor Energy, Inc.	22,345	704,833
		$2,038,754
Food & Beverages – 3.5%
Danone S.A.	6,169	$543,426
Mondelez International, Inc.	12,705	702,840
Nestle S.A.	9,935	1,077,864
PepsiCo, Inc.	5,977	819,447
		$3,143,577
Gaming & Lodging – 1.0%
Flutter Entertainment PLC	3,356	$314,017
Marriott International, Inc., “A”	4,566	567,873
		$881,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.0%
Dollar General Corp.	5,711	$907,706
Health Maintenance Organizations – 0.5%
Cigna Corp.	3,097	$470,094
Insurance – 3.6%
AIA Group Ltd.	124,600	$1,169,142
Aon PLC	6,400	1,238,848
Chubb Ltd.	5,128	827,864
		$3,235,854
Internet – 3.8%
Alphabet, Inc., “A” (a)(s)	1,652	$2,017,324
Facebook, Inc., “A” (a)	7,616	1,356,257
		$3,373,581
Leisure & Toys – 0.6%
Electronic Arts, Inc. (a)	5,724	$559,922
Machinery & Tools – 2.7%
Flowserve Corp.	8,850	$413,384
GEA Group AG	11,420	308,318
Kubota Corp.	28,300	430,447
Roper Technologies, Inc.	2,429	866,182
Schindler Holding AG	1,722	385,101
		$2,403,432
Major Banks – 2.4%
BNP Paribas	18,655	$908,276
Mitsubishi UFJ Financial Group, Inc.	114,100	581,532
UBS Group AG	56,961	646,629
		$2,136,437
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	4,814	$709,295
Medical Equipment – 5.8%
Becton, Dickinson and Co.	3,220	$814,531
Boston Scientific Corp. (a)	17,096	695,636
Danaher Corp.	7,151	1,032,819
EssilorLuxottica	5,495	792,082
Medtronic PLC	10,757	1,168,425
PerkinElmer, Inc.	7,717	657,257
		$5,160,750
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	94,000	$463,883
Natural Gas - Pipeline – 1.0%
Enbridge, Inc.	11,594	$406,930
Enterprise Products Partners LP	16,064	459,109
		$866,039
Network & Telecom – 1.1%
Cisco Systems, Inc.	20,345	$1,005,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.5%
AEON Financial Service Co. Ltd.	27,600	$417,606
BB&T Corp.	19,933	1,063,824
Citigroup, Inc.	17,769	1,227,482
Credicorp Ltd.	3,763	784,360
HDFC Bank Ltd.	52,044	901,404
Intesa Sanpaolo S.p.A.	301,940	715,956
Julius Baer Group Ltd.	12,489	553,343
KBC Group N.V.	10,764	699,475
Mastercard, Inc., “A”	4,803	1,304,351
		$7,667,801
Pharmaceuticals – 4.3%
Bayer AG	9,180	$647,271
Elanco Animal Health, Inc. (a)	22,279	592,398
Roche Holding AG	3,485	1,014,196
Santen Pharmaceutical Co. Ltd.	43,600	760,666
Zoetis, Inc.	6,835	851,573
		$3,866,104
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	2,264	$503,649
DP World Ltd.	20,339	284,543
		$788,192
Real Estate – 1.9%
LEG Immobilien AG	7,179	$821,599
STORE Capital Corp., REIT	23,301	871,690
		$1,693,289
Restaurants – 1.5%
Starbucks Corp.	8,897	$786,673
Yum China Holdings, Inc.	11,991	544,751
		$1,331,424
Specialty Chemicals – 3.1%
Akzo Nobel N.V.	5,292	$471,766
Croda International PLC	9,142	546,290
DuPont de Nemours, Inc.	7,177	511,792
Linde PLC	4,204	815,623
Sika AG	3,034	443,830
		$2,789,301
Specialty Stores – 3.4%
Amazon.com, Inc. (a)(s)	1,137	$1,973,729
Just Eat PLC (a)	35,107	288,434
Target Corp.	7,459	797,442
		$3,059,605
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	96,200	$691,973
American Tower Corp., REIT	3,072	679,312
KDDI Corp.	33,800	883,098
		$2,254,383
Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	29,662	$408,653
TELUS Corp.	13,754	489,490
		$898,143

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.9%
British American Tobacco PLC	9,592	$354,700
Philip Morris International, Inc.	5,716	434,016
		$788,716
Utilities - Electric Power – 3.4%
CLP Holdings Ltd.	61,500	$643,946
CMS Energy Corp.	16,302	1,042,513
Iberdrola S.A.	57,833	601,103
NextEra Energy, Inc.	3,268	761,411
		$3,048,973
Total Common Stocks		$89,073,517
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.09% (v)	515,764	$515,764

Other Assets, Less Liabilities – 0.1%		85,227
Net Assets – 100.0%		$89,674,508
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $515,764 and $89,073,517, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2019, the fund had cash collateral of $2,578 and other liquid securities with an aggregate value of $564,257 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$54,610,156	$—	$—	$54,610,156
Switzerland	4,120,962	—	—	4,120,962
Japan	883,098	3,147,405	—	4,030,503
France	3,998,659	—	—	3,998,659
Canada	3,554,306	—	—	3,554,306
Germany	2,670,747	—	—	2,670,747
United Kingdom	2,435,218	—	—	2,435,218
Hong Kong	—	2,227,147	—	2,227,147
China	843,267	932,119	—	1,775,386
Other Countries	7,588,985	2,061,448	—	9,650,433
Mutual Funds	515,764	—	—	515,764
Total	$81,221,162	$8,368,119	$—	$89,589,281
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$503,401	$9,870,468	$9,858,202	$73	$24	$515,764
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,283	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	61.7%
Switzerland	4.6%
Japan	4.5%
France	4.4%
Canada	3.9%
Germany	3.0%
United Kingdom	2.7%
Hong Kong	2.5%
China	2.0%
Other Countries	10.7%